Fair Value Measurements (Narrative) (Details) (Supplemental Executive Retirement Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Executive Retirement Plans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized gains (losses) included in other income	$ 6.2	$ 2.8	$ (0.3)